Employee Benefits	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Employee Benefits

NOTE 16:  EMPLOYEE BENEFITS

The following table summarizes expenses for the Bank's principal pension and non-pension post-retirement benefit plans and the Bank's significant other pension and retirement plans, for the three and nine months ended July 31.

Employee Benefit Plans' Expenses
(millions of Canadian dollars)	Principal pension plans		Principal non-pension post-retirement benefit plan		Other pension and retirement plans[1]
	For the three months ended
	July 31 2019	July 31 2018	July 31 2019	July 31 2018	July 31 2019	July 31 2018
Net employee benefits expense
Service cost – benefits earned	$81	$102	$4	$4	$2	$2
Net interest cost on net defined benefit liability	(3)	2	5	4	8	7
Past service cost (credit)	1	–	–	–	–	1
Defined benefit administrative expenses	3	2	–	–	2	1
Total expense	$82	$106	$9	$8	$12	$11

	For the nine months ended
	July 31 2019	July 31 2018	July 31 2019	July 31 2018	July 31 2019	July 31 2018
Net employee benefits expense
Service cost – benefits earned	$244	$305	$11	$12	$7	$7
Net interest cost on net defined benefit liability	(9)	6	15	13	24	22
Past service cost (credit)	1	–	–	–	2	(2)
Defined benefit administrative expenses	8	7	–	–	5	3
Total expense	$244	$318	$26	$25	$38	$30

[1]

Includes Canada Trust (CT) defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance retirement plans, and supplemental employee retirement plans. Other employee benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes. The TD Banknorth defined benefit pension plan was frozen as of December 31, 2008, and no service credits can be earned after that date. Certain TD Auto Finance defined benefit pension plans were frozen as of April 1, 2012, and no service credits can be earned after March 31, 2012.

CASH FLOWS

The following table summarizes the Bank's contributions to its principal pension and non-pension post-retirement benefit plans and the Bank's significant other pension and retirement plans during the three and nine months ended July 31.

Plan Contributions
(millions of Canadian dollars)	For the three months ended		For the nine months ended
	July 31 2019	July 31 2018	July 31 2019	July 31 2018
Principal pension plans	$89	$69	$267	$259
Principal non-pension post-retirement benefit plan	3	4	11	11
Other pension and retirement plans[1]	69	13	88	29
Total	$161	$86	$366	$299

[1]

Includes CT defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance retirement plans, and supplemental employee retirement plans. Other employee benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes.

As at July 31, 2019, the Bank expects to contribute an additional $86 million to its principal pension plans, $5 million to its principal non-pension post-retirement benefit plan, and $13 million to its other pension and retirement plans by the end of the fiscal year. However, future contribution amounts may change upon the Bank's review of current contribution levels during fiscal 2019.